Provisions for pensions and similar obligations (Details 14)	12 Months Ended
Dec. 31, 2018 BRL (R$)
Estimated Benefits Payable [Abstract]
2019	R$ 2,109,187
2020	2,160,320
2021	2,209,720
2022	2,281,827
2023	2,352,046
2024 to 2028	12,734,200
Total	R$ 23,847,300